                                                                  SUPP-NYVA40419

                    BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B


          CLASS VA-4 (OFFERED BETWEEN MAY 1, 2011 AND OCTOBER 7, 2011)


                        SUPPLEMENT DATED APRIL 29, 2019
                                     TO THE
                 PROSPECTUS DATED MAY 1, 2011 (AS SUPPLEMENTED)


This supplement revises information in the prospectus dated May 1, 2011 for the Class VA-4 (offered between May 1, 2011 and October 7, 2011) variable annuity contracts issued by Brighthouse Life Insurance Company of NY ("BLNY", "we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy. The financial statements for each of the subaccounts of the Separate Account are attached. Upon request, financial statements for Brighthouse Life Insurance Company of NY will be sent to you without charge.


1. THE FOLLOWING INFORMATION SHOULD BE READ IN CONNECTION WITH THE INFORMATION PRESENTED ON THE FIRST PAGE OF YOUR PROSPECTUS:


IN ACCORDANCE WITH THE REGULATIONS ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION, BEGINNING ON OR AFTER JANUARY 1, 2021, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR THE INVESTMENT PORTFOLIOS AVAILABLE UNDER YOUR VARIABLE ANNUITY CONTRACT WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM US. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.


IF YOU ALREADY ELECTED TO RECEIVE SHAREHOLDER REPORTS ELECTRONICALLY, YOU WILL NOT BE AFFECTED BY THIS CHANGE AND YOU NEED NOT TAKE ANY ACTION. YOU MAY ELECT TO RECEIVE SHAREHOLDER REPORTS AND OTHER COMMUNICATIONS FROM US ELECTRONICALLY BY CONTACTING US AT HTTPS://
WWW.BRIGHTHOUSEFINANCIAL.COM TO ENROLL.


YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM US THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CALLING (800) 638-7732, OR BY SENDING AN EMAIL CORRESPONDENCE TO RCG@BRIGHTHOUSEFINANCIAL.COM. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL INVESTMENT PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT.


2. PURCHASE


In the "PURCHASE" section under "Investment Allocation Restrictions for GMIB Max," replace the list of available Investment Portfolios, and the three sentences thereafter, with the following:

    o AB Global Dynamic Allocation Portfolio


    o AQR Global Risk Balanced Portfolio

    o BlackRock Global Tactical Strategies Portfolio


    o Brighthouse Balanced Plus Portfolio


    o Invesco Balanced-Risk Allocation Portfolio


    o JPMorgan Global Active Allocation Portfolio


    o MetLife Aggregate Bond Index Portfolio


    o MetLife Multi-Index Targeted Risk Portfolio


    o PanAgora Global Diversified Risk Portfolio


    o Schroders Global Multi-Asset Portfolio


    o Western Asset Management Government Income Portfolio



      No other Investment Portfolios are available with the GMIB Max rider. The Investment Portfolios listed above (other than the MetLife Aggregate Bond Index Portfolio and the Western Asset Management Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max rider.


In the "PURCHASE" section under "Investment Allocation Restrictions for GMIB Plus III and Lifetime Withdrawal Guarantee II," replace the list of portfolios under Platforms 1 and 2 with the following:


      Platform 1:
      ----------


      BlackRock Ultra-Short Term Bond Portfolio
      Brighthouse/Franklin Low Duration Total Return Portfolio
      JPMorgan Core Bond Portfolio
      MetLife Aggregate Bond Index Portfolio
      PIMCO Inflation Protected Bond Portfolio
      PIMCO Total Return Portfolio
      Western Asset Management Government Income Portfolio
      Western Asset Management U.S. Government Portfolio


      Platform 2:
      ----------


      AB Global Dynamic Allocation Portfolio
      American Funds(R) Balanced Allocation Portfolio
      American Funds(R) Growth Allocation Portfolio
      American Funds(R) Growth Portfolio
      American Funds(R) Moderate Allocation Portfolio
      AQR Global Risk Balanced Portfolio
      Baillie Gifford International Stock Portfolio
      BlackRock Global Tactical Strategies Portfolio
      BlackRock High Yield Portfolio
      Brighthouse Asset Allocation 20 Portfolio
      Brighthouse Asset Allocation 40 Portfolio
      Brighthouse Asset Allocation 60 Portfolio
      Brighthouse Asset Allocation 80 Portfolio

      Brighthouse Asset Allocation 100 Portfolio
      Brighthouse Balanced Plus Portfolio
      Brighthouse/Wellington Core Equity Opportunities Portfolio
      ClearBridge Aggressive Growth Portfolio
      Harris Oakmark International Portfolio
      Invesco Balanced-Risk Allocation Portfolio
      Invesco Comstock Portfolio
      Jennison Growth Portfolio
      JPMorgan Global Active Allocation Portfolio
      Loomis Sayles Global Allocation Portfolio
      MetLife MSCI EAFE(R) Index Portfolio
      MetLife Multi-Index Targeted Risk Portfolio
      MetLife Stock Index Portfolio
      MFS(R) Research International Portfolio
      MFS(R) Value Portfolio
      PanAgora Global Diversified Risk Portfolio
      Schroders Global Multi-Asset Portfolio
      SSGA Growth and Income ETF Portfolio
      SSGA Growth ETF Portfolio
      T. Rowe Price Large Cap Growth Portfolio
      T. Rowe Price Large Cap Value Portfolio
      Western Asset Management Strategic Bond Opportunities Portfolio


3. INVESTMENT OPTIONS


Replace the list of Investment Portfolios under "INVESTMENT OPTIONS" in the prospectus with the list of Investment Portfolios attached to this prospectus supplement.


In the "INVESTMENT OPTIONS" section, replace the list of Investment Portfolios that employ a managed volatility strategy with the following:

    o AB Global Dynamic Allocation Portfolio


    o AQR Global Risk Balanced Portfolio


    o BlackRock Global Tactical Strategies Portfolio


    o Brighthouse Balanced Plus Portfolio


    o Invesco Balanced-Risk Allocation Portfolio


    o JPMorgan Global Active Allocation Portfolio


    o MetLife Multi-Index Targeted Risk Portfolio


    o PanAgora Global Diversified Risk Portfolio


    o Schroders Global Multi-Asset Portfolio



4. OTHER INFORMATION


In the "OTHER INFORMATION" section, replace the "Brighthouse Life Insurance Company of NY" subsection with the following:


      BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY

      Brighthouse Life Insurance Company of NY (the Company or Brighthouse) is a stock life insurance company organized under the laws of the State of New York in 1992. Prior to March 6, 2017, the Company was known as First MetLife Investors Insurance Company. The Company is licensed to do business only in the State of New York. The Company is a wholly-owned subsidiary of, and controlled by, Brighthouse Life Insurance Company and ultimately, by Brighthouse Financial, Inc. (BHF), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. The Company's executive offices are located at 285 Madison Avenue, New York, NY 10017.


In the "OTHER INFORMATION" section, replace the "Cybersecurity" subsection with the following:


      CYBERSECURITY


      Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


      We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLNY and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


      Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.


      Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


      Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.

5. INVESTMENT PORTFOLIO FEES AND EXPENSES TABLE


Replace the Investment Portfolio Fees and Expenses Table in the prospectus with the Investment Portfolio Fees and Expenses Table attached to this prospectus supplement.


6. APPENDIX B


Replace Appendix B with the Appendix B attached to this prospectus supplement.


7. TRANSFERS -- MONITORED PORTFOLIOS


We monitor transfer activity in the following "Monitored Portfolios" for purposes of imposing our restrictions on frequent transfers.

               Baillie Gifford International Stock Portfolio


               BlackRock High Yield Portfolio


               Brighthouse Small Cap Value Portfolio


               Brighthouse/Aberdeen Emerging Markets Equity Portfolio


               Brighthouse/Dimensional International Small Company Portfolio


               Brighthouse/Eaton Vance Floating Rate Portfolio


               Brighthouse/Templeton International Bond Portfolio


               Clarion Global Real Estate Portfolio


               Harris Oakmark International Portfolio


               Invesco Small Cap Growth Portfolio


               Loomis Sayles Global Allocation Portfolio


               MetLife MSCI EAFE(R) Index Portfolio


               MetLife Russell 2000(R) Index Portfolio


               MFS(R) Research International Portfolio


               Neuberger Berman Genesis Portfolio


               VanEck Global Natural Resources Portfolio


               Western Asset Management Strategic Bond Opportunities Portfolio



        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

INVESTMENT PORTFOLIO FEES AND EXPENSES AS OF DECEMBER 31, 2018

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                              FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio         0.61%         0.25%        0.03%

 American Funds(R) Balanced Allocation          0.06%         0.55%         --
  Portfolio

 American Funds(R) Growth Allocation            0.06%         0.55%        0.01%
  Portfolio

 American Funds(R) Growth Portfolio              --           0.55%        0.02%

 American Funds(R) Moderate Allocation          0.06%         0.55%        0.01%
  Portfolio

 AQR Global Risk Balanced Portfolio             0.61%         0.25%        0.04%

 BlackRock Global Tactical Strategies           0.66%         0.25%        0.01%
  Portfolio

 BlackRock High Yield Portfolio                 0.60%         0.25%        0.09%

 Brighthouse Asset Allocation 100               0.07%         0.25%        0.01%
  Portfolio

 Brighthouse Balanced Plus Portfolio            0.24%         0.25%         --

 Brighthouse Small Cap Value Portfolio          0.75%         0.25%        0.03%

 Brighthouse/Aberdeen Emerging Markets          0.89%         0.25%        0.10%
  Equity Portfolio

 Brighthouse/Eaton Vance Floating Rate          0.60%         0.25%        0.08%
  Portfolio

 Brighthouse/Franklin Low Duration Total        0.50%         0.25%        0.05%
  Return Portfolio

 Brighthouse/Templeton International            0.60%         0.25%        0.10%
  Bond Portfolio

 Clarion Global Real Estate Portfolio           0.61%         0.25%        0.05%

 ClearBridge Aggressive Growth Portfolio        0.56%         0.25%        0.02%

 Harris Oakmark International Portfolio         0.77%         0.25%        0.04%

 Invesco Balanced-Risk Allocation               0.63%         0.25%        0.04%
  Portfolio

 Invesco Comstock Portfolio                     0.56%         0.25%        0.03%

 Invesco Small Cap Growth Portfolio             0.85%         0.25%        0.03%

 JPMorgan Core Bond Portfolio                   0.55%         0.25%        0.03%

 JPMorgan Global Active Allocation              0.72%         0.25%        0.06%
  Portfolio

 Loomis Sayles Global Allocation Portfolio      0.70%         0.25%        0.08%

 MetLife Multi-Index Targeted Risk              0.17%         0.25%        0.01%
  Portfolio

 MFS(R) Research International Portfolio        0.70%         0.25%        0.05%

 PanAgora Global Diversified Risk               0.65%         0.25%        0.18%
  Portfolio

 PIMCO Inflation Protected Bond                 0.47%         0.25%        0.77%
  Portfolio

 PIMCO Total Return Portfolio                   0.48%         0.25%        0.26%

 Schroders Global Multi-Asset Portfolio         0.63%         0.25%        0.05%

 SSGA Growth and Income ETF Portfolio           0.31%         0.25%        0.01%




                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                           EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------- ----------- ----------- --------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio        0.01%       0.90%         0.02%         0.88%

 American Funds(R) Balanced Allocation         0.41%       1.02%           --          1.02%
  Portfolio

 American Funds(R) Growth Allocation           0.42%       1.04%           --          1.04%
  Portfolio

 American Funds(R) Growth Portfolio            0.34%       0.91%           --          0.91%

 American Funds(R) Moderate Allocation         0.40%       1.02%           --          1.02%
  Portfolio

 AQR Global Risk Balanced Portfolio            0.05%       0.95%         0.01%         0.94%

 BlackRock Global Tactical Strategies          0.09%       1.01%         0.05%         0.96%
  Portfolio

 BlackRock High Yield Portfolio                  --        0.94%           --          0.94%

 Brighthouse Asset Allocation 100              0.67%       1.00%           --          1.00%
  Portfolio

 Brighthouse Balanced Plus Portfolio           0.44%       0.93%           --          0.93%

 Brighthouse Small Cap Value Portfolio         0.08%       1.11%         0.01%         1.10%

 Brighthouse/Aberdeen Emerging Markets           --        1.24%         0.05%         1.19%
  Equity Portfolio

 Brighthouse/Eaton Vance Floating Rate           --        0.93%           --          0.93%
  Portfolio

 Brighthouse/Franklin Low Duration Total       0.01%       0.81%         0.07%         0.74%
  Return Portfolio

 Brighthouse/Templeton International             --        0.95%           --          0.95%
  Bond Portfolio

 Clarion Global Real Estate Portfolio            --        0.91%         0.01%         0.90%

 ClearBridge Aggressive Growth Portfolio         --        0.83%         0.02%         0.81%

 Harris Oakmark International Portfolio          --        1.06%         0.02%         1.04%

 Invesco Balanced-Risk Allocation              0.02%       0.94%         0.02%         0.92%
  Portfolio

 Invesco Comstock Portfolio                      --        0.84%         0.02%         0.82%

 Invesco Small Cap Growth Portfolio              --        1.13%         0.08%         1.05%

 JPMorgan Core Bond Portfolio                    --        0.83%         0.14%         0.69%

 JPMorgan Global Active Allocation               --        1.03%         0.06%         0.97%
  Portfolio

 Loomis Sayles Global Allocation Portfolio       --        1.03%           --          1.03%

 MetLife Multi-Index Targeted Risk             0.22%       0.65%           --          0.65%
  Portfolio

 MFS(R) Research International Portfolio         --        1.00%         0.10%         0.90%

 PanAgora Global Diversified Risk              0.04%       1.12%           --          1.12%
  Portfolio

 PIMCO Inflation Protected Bond                  --        1.49%         0.01%         1.48%
  Portfolio

 PIMCO Total Return Portfolio                    --        0.99%         0.03%         0.96%

 Schroders Global Multi-Asset Portfolio        0.02%       0.95%         0.01%         0.94%

 SSGA Growth and Income ETF Portfolio          0.19%       0.76%           --          0.76%


                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                              FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
 SSGA Growth ETF Portfolio                      0.32%         0.25%        0.02%

 T. Rowe Price Large Cap Value Portfolio        0.57%         0.25%        0.02%

 T. Rowe Price Mid Cap Growth Portfolio         0.75%         0.25%        0.03%

 Victory Sycamore Mid Cap Value                 0.65%         0.25%        0.04%
  Portfolio

 Wells Capital Management Mid Cap               0.72%         0.25%        0.05%
  Value Portfolio

 Western Asset Management Government            0.43%         0.25%        0.04%
  Income Portfolio

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock            0.79%         0.25%        0.05%
  Portfolio

 BlackRock Ultra-Short Term Bond                0.35%         0.25%        0.04%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio      0.10%         0.25%        0.03%

 Brighthouse Asset Allocation 40 Portfolio      0.06%         0.25%         --

 Brighthouse Asset Allocation 60 Portfolio      0.05%         0.25%         --

 Brighthouse Asset Allocation 80 Portfolio      0.05%         0.25%        0.01%

 Brighthouse/Artisan Mid Cap Value              0.82%         0.25%        0.04%
  Portfolio

 Brighthouse/Dimensional International          0.81%         0.25%        0.12%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity             0.70%         0.25%        0.02%
  Opportunities Portfolio

 Frontier Mid Cap Growth Portfolio              0.71%         0.25%        0.04%

 Jennison Growth Portfolio                      0.60%         0.25%        0.02%

 MetLife Aggregate Bond Index Portfolio         0.25%         0.30%        0.03%

 MetLife Mid Cap Stock Index Portfolio          0.25%         0.30%        0.05%

 MetLife MSCI EAFE(R) Index Portfolio           0.30%         0.30%        0.08%

 MetLife Russell 2000(R) Index Portfolio        0.25%         0.30%        0.06%

 MetLife Stock Index Portfolio                  0.25%         0.25%        0.03%

 MFS(R) Value Portfolio                         0.61%         0.25%        0.02%

 Neuberger Berman Genesis Portfolio             0.82%         0.25%        0.03%

 T. Rowe Price Large Cap Growth                 0.60%         0.25%        0.02%
  Portfolio

 VanEck Global Natural Resources                0.78%         0.25%        0.03%
  Portfolio

 Western Asset Management Strategic             0.57%         0.25%        0.03%
  Bond Opportunities Portfolio

 Western Asset Management                       0.47%         0.25%        0.03%
  U.S. Government Portfolio




                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                           EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- ----------- ----------- --------------- -----------
 SSGA Growth ETF Portfolio                     0.19%       0.78%           --          0.78%

 T. Rowe Price Large Cap Value Portfolio         --        0.84%         0.05%         0.79%

 T. Rowe Price Mid Cap Growth Portfolio          --        1.03%           --          1.03%

 Victory Sycamore Mid Cap Value                  --        0.94%         0.09%         0.85%
  Portfolio

 Wells Capital Management Mid Cap                --        1.02%         0.06%         0.96%
  Value Portfolio

 Western Asset Management Government             --        0.72%         0.03%         0.69%
  Income Portfolio

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock             --        1.09%         0.12%         0.97%
  Portfolio

 BlackRock Ultra-Short Term Bond                 --        0.64%         0.03%         0.61%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio     0.61%       0.99%         0.03%         0.96%

 Brighthouse Asset Allocation 40 Portfolio     0.62%       0.93%           --          0.93%

 Brighthouse Asset Allocation 60 Portfolio     0.63%       0.93%           --          0.93%

 Brighthouse Asset Allocation 80 Portfolio     0.65%       0.96%           --          0.96%

 Brighthouse/Artisan Mid Cap Value               --        1.11%         0.05%         1.06%
  Portfolio

 Brighthouse/Dimensional International           --        1.18%         0.01%         1.17%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity              --        0.97%         0.11%         0.86%
  Opportunities Portfolio

 Frontier Mid Cap Growth Portfolio               --        1.00%         0.02%         0.98%

 Jennison Growth Portfolio                       --        0.87%         0.08%         0.79%

 MetLife Aggregate Bond Index Portfolio          --        0.58%         0.01%         0.57%

 MetLife Mid Cap Stock Index Portfolio           --        0.60%           --          0.60%

 MetLife MSCI EAFE(R) Index Portfolio          0.01%       0.69%           --          0.69%

 MetLife Russell 2000(R) Index Portfolio         --        0.61%           --          0.61%

 MetLife Stock Index Portfolio                   --        0.53%         0.01%         0.52%

 MFS(R) Value Portfolio                          --        0.88%         0.06%         0.82%

 Neuberger Berman Genesis Portfolio              --        1.10%         0.01%         1.09%

 T. Rowe Price Large Cap Growth                  --        0.87%         0.05%         0.82%
  Portfolio

 VanEck Global Natural Resources               0.01%       1.07%         0.04%         1.03%
  Portfolio

 Western Asset Management Strategic              --        0.85%         0.06%         0.79%
  Bond Opportunities Portfolio

 Western Asset Management                        --        0.75%         0.03%         0.72%

  U.S. Government Portfolio


The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2020. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS


BRIGHTHOUSE FUNDS TRUST I

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     AB Global Dynamic Allocation Portfolio (Class B)*

     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)*

     BlackRock Global Tactical Strategies Portfolio (Class B)*

     BlackRock High Yield Portfolio (Class B)

     Brighthouse Asset Allocation 100 Portfolio (Class B)

     Brighthouse Balanced Plus Portfolio (Class B)*

     Brighthouse Small Cap Value Portfolio (Class B)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)

     Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)

     Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)

     Brighthouse/Templeton International Bond Portfolio (Class B)#

     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)

     Harris Oakmark International Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)*

     Invesco Comstock Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)*

     Loomis Sayles Global Allocation Portfolio (Class B) (formerly Loomis Sayles Global Markets Portfolio)

     MetLife Multi-Index Targeted Risk Portfolio (Class B)*

     MFS(R) Research International Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)*

     PIMCO Inflation Protected Bond Portfolio (Class B)

     PIMCO Total Return Portfolio (Class B)

     Schroders Global Multi-Asset Portfolio (Class B)*

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)

     Victory Sycamore Mid Cap Value Portfolio (Class B)

     Wells Capital Management Mid Cap Value Portfolio (Class B)

  Western Asset Management Government Income Portfolio (Class B)* (formerly
    Fidelity Institutional Asset Management(R) Government Income Portfolio)



BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio (Class B)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)

     Brighthouse Asset Allocation 20 Portfolio (Class B)

     Brighthouse Asset Allocation 40 Portfolio (Class B)

     Brighthouse Asset Allocation 60 Portfolio (Class B)

     Brighthouse Asset Allocation 80 Portfolio (Class B)

     Brighthouse/Artisan Mid Cap Value Portfolio (Class B)

     Brighthouse/Dimensional International Small Company Portfolio (Class B)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)

     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)

     MetLife Aggregate Bond Index Portfolio (Class G)*

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife MSCI EAFE(R) Index Portfolio (Class G)

     MetLife Russell 2000(R) Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     VanEck Global Natural Resources Portfolio (Class B)#

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class B)


 * If you elect a GMIB Max rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase -- Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect a GMIB Max rider.



 # This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation Restrictions for Certain Riders.")

                      This page intentionally left blank.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 BRIGHTHOUSE FUNDS TRUST I

 AB Global Dynamic Allocation Portfolio       Seeks capital appreciation and current
 (Class B)*                                   income.
 American Funds(R) Balanced Allocation        Seeks a balance between a high level of
 Portfolio (Class C)                          current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 American Funds(R) Growth Allocation          Seeks growth of capital.
 Portfolio (Class C)
 American Funds(R) Growth Portfolio           Seeks to achieve growth of capital.
 (Class C)
 American Funds(R) Moderate Allocation        Seeks a high total return in the form of
 Portfolio (Class C)                          income and growth of capital, with a greater
                                              emphasis on income.
 AQR Global Risk Balanced Portfolio           Seeks total return.
 (Class B)*
 BlackRock Global Tactical Strategies         Seeks capital appreciation and current
 Portfolio (Class B)*                         income.
 BlackRock High Yield Portfolio (Class B)     Seeks to maximize total return, consistent
                                              with income generation and prudent
                                              investment management.
 Brighthouse Asset Allocation 100 Portfolio   Seeks growth of capital.
 (Class B)
 Brighthouse Balanced Plus Portfolio          Seeks a balance between a high level of
 (Class B)*                                   current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 Brighthouse Small Cap Value Portfolio        Seeks long-term capital appreciation.
 (Class B)
 Brighthouse/Aberdeen Emerging Markets        Seeks capital appreciation.
 Equity Portfolio (Class B)
 Brighthouse/Eaton Vance Floating Rate        Seeks a high level of current income.
 Portfolio (Class B)
 Brighthouse/Franklin Low Duration Total      Seeks a high level of current income, while
 Return Portfolio (Class B)                   seeking preservation of shareholders' capital.
 Brighthouse/Templeton International Bond     Seeks current income with capital
 Portfolio (Class B)#                         appreciation and growth of income.
 Clarion Global Real Estate Portfolio         Seeks total return through investment in real
 (Class B)                                    estate securities, emphasizing both capital
                                              appreciation and current income.
 ClearBridge Aggressive Growth Portfolio      Seeks capital appreciation.
 (Class B)
 Harris Oakmark International Portfolio       Seeks long-term capital appreciation.
 (Class B)
 Invesco Balanced-Risk Allocation Portfolio   Seeks total return.
 (Class B)*
 Invesco Comstock Portfolio (Class B)         Seeks capital growth and income.
 Invesco Small Cap Growth Portfolio           Seeks long-term growth of capital.
 (Class B)



             INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- -----------------------------------------
 BRIGHTHOUSE FUNDS TRUST I

 AB Global Dynamic Allocation Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)*                                   Subadviser: AllianceBernstein L.P.
 American Funds(R) Balanced Allocation        Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Allocation          Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Portfolio           Brighthouse Investment Advisers, LLC;
 (Class C)                                    Capital Research and Management
                                              CompanySM
 American Funds(R) Moderate Allocation        Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 AQR Global Risk Balanced Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)*                                   Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies         Brighthouse Investment Advisers, LLC
 Portfolio (Class B)*                         Subadviser: BlackRock Financial
                                              Management, Inc.
 BlackRock High Yield Portfolio (Class B)     Brighthouse Investment Advisers, LLC
                                              Subadviser: BlackRock Financial
                                              Management, Inc.
 Brighthouse Asset Allocation 100 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Balanced Plus Portfolio          Brighthouse Investment Advisers, LLC
 (Class B)*                                   Subadviser: Overlay Portion: Pacific
                                              Investment Management Company LLC
 Brighthouse Small Cap Value Portfolio        Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadvisers: Delaware Investments Fund
                                              Advisers; Wells Capital Management
                                              Incorporated
 Brighthouse/Aberdeen Emerging Markets        Brighthouse Investment Advisers, LLC
 Equity Portfolio (Class B)                   Subadviser: Aberdeen Asset Managers
                                              Limited
 Brighthouse/Eaton Vance Floating Rate        Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Eaton Vance Management
 Brighthouse/Franklin Low Duration Total      Brighthouse Investment Advisers, LLC
 Return Portfolio (Class B)                   Subadviser: Franklin Advisers, Inc.
 Brighthouse/Templeton International Bond     Brighthouse Investment Advisers, LLC
 Portfolio (Class B)#                         Subadviser: Franklin Advisers, Inc.
 Clarion Global Real Estate Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: ClearBridge Investments, LLC
 Harris Oakmark International Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Harris Associates L.P.
 Invesco Balanced-Risk Allocation Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)*                                   Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.

             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 JPMorgan Core Bond Portfolio (Class B)       Seeks to maximize total return.
 JPMorgan Global Active Allocation            Seeks capital appreciation and current
 Portfolio (Class B)*                         income.
 Loomis Sayles Global Allocation Portfolio    Seeks high total investment return through a
 (Class B) (formerly Loomis Sayles Global     combination of capital appreciation and
 Markets Portfolio)                           income.
 MetLife Multi-Index Targeted Risk            Seeks a balance between growth of capital
 Portfolio (Class B)*                         and current income, with a greater emphasis
                                              on growth of capital.
 MFS(R) Research International Portfolio      Seeks capital appreciation.
 (Class B)
 PanAgora Global Diversified Risk             Seeks total return.
 Portfolio (Class B)*
 PIMCO Inflation Protected Bond Portfolio     Seeks maximum real return, consistent with
 (Class B)                                    preservation of capital and prudent
                                              investment management.
 PIMCO Total Return Portfolio (Class B)       Seeks maximum total return, consistent with
                                              the preservation of capital and prudent
                                              investment management.
 Schroders Global Multi-Asset Portfolio       Seeks capital appreciation and current
 (Class B)*                                   income.
 SSGA Growth and Income ETF Portfolio         Seeks growth of capital and income.
 (Class B)
 SSGA Growth ETF Portfolio (Class B)          Seeks growth of capital.
 T. Rowe Price Large Cap Value Portfolio      Seeks long-term capital appreciation by
 (Class B)                                    investing in common stocks believed to be
                                              undervalued. Income is a secondary
                                              objective.
 T. Rowe Price Mid Cap Growth Portfolio       Seeks long-term growth of capital.
 (Class B)
 Victory Sycamore Mid Cap Value               Seeks high total return by investing in equity
 Portfolio (Class B)                          securities of mid-sized companies.
 Wells Capital Management Mid Cap             Seeks long-term capital appreciation.
 Value Portfolio (Class B)
 Western Asset Management Government          Seeks a high level of current income,
 Income Portfolio (Class B)* (formerly        consistent with preservation of principal.
 Fidelity Institutional Asset Management(R)
 Government Income Portfolio)
 BRIGHTHOUSE FUNDS TRUST II

 Baillie Gifford International Stock          Seeks long-term growth of capital.
 Portfolio (Class B)
 BlackRock Ultra-Short Term Bond              Seeks a high level of current income
 Portfolio (Class B)                          consistent with preservation of capital.
 Brighthouse Asset Allocation 20 Portfolio    Seeks a high level of current income, with
 (Class B)                                    growth of capital as a secondary objective.
 Brighthouse Asset Allocation 40 Portfolio    Seeks high total return in the form of income
 (Class B)                                    and growth of capital, with a greater
                                              emphasis on income.
 Brighthouse Asset Allocation 60 Portfolio    Seeks a balance between a high level of
 (Class B)                                    current income and growth of capital, with a
                                              greater emphasis on growth of capital.



             INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- ---------------------------------------------
 JPMorgan Core Bond Portfolio (Class B)       Brighthouse Investment Advisers, LLC
                                              Subadviser: J.P. Morgan Investment
                                              Management Inc.
 JPMorgan Global Active Allocation            Brighthouse Investment Advisers, LLC
 Portfolio (Class B)*                         Subadviser: J.P. Morgan Investment
                                              Management Inc.
 Loomis Sayles Global Allocation Portfolio    Brighthouse Investment Advisers, LLC
 (Class B) (formerly Loomis Sayles Global     Subadviser: Loomis, Sayles & Company, L.P.
 Markets Portfolio)
 MetLife Multi-Index Targeted Risk            Brighthouse Investment Advisers, LLC
 Portfolio (Class B)*                         Subadviser: Overlay Portion: MetLife
                                              Investment Advisors, LLC
 MFS(R) Research International Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Massachusetts Financial Services
                                              Company
 PanAgora Global Diversified Risk             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)*                         Subadviser: PanAgora Asset Management,
                                              Inc.
 PIMCO Inflation Protected Bond Portfolio     Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Pacific Investment Management
                                              Company LLC
 PIMCO Total Return Portfolio (Class B)       Brighthouse Investment Advisers, LLC
                                              Subadviser: Pacific Investment Management
                                              Company LLC
 Schroders Global Multi-Asset Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)*                                   Subadvisers: Schroder Investment
                                              Management North America Inc.; Schroder
                                              Investment Management North America
                                              Limited
 SSGA Growth and Income ETF Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio (Class B)          Brighthouse Investment Advisers, LLC
                                              Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Mid Cap Growth Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: T. Rowe Price Associates, Inc.
 Victory Sycamore Mid Cap Value               Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Victory Capital Management
                                              Inc.
 Wells Capital Management Mid Cap             Brighthouse Investment Advisers, LLC
 Value Portfolio (Class B)                    Subadviser: Wells Capital Management
                                              (formerly Goldman Sachs Asset
                                              Management, L.P.)
 Western Asset Management Government          Brighthouse Investment Advisers, LLC
 Income Portfolio (Class B)* (formerly        Subadviser: Western Asset Management
 Fidelity Institutional Asset Management(R)   Company
 Government Income Portfolio)
 BRIGHTHOUSE FUNDS TRUST II

 Baillie Gifford International Stock          Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Baillie Gifford Overseas Limited
 BlackRock Ultra-Short Term Bond              Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20 Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Asset Allocation 40 Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Asset Allocation 60 Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)

            INVESTMENT PORTFOLIO                            INVESTMENT OBJECTIVE
-------------------------------------------- -------------------------------------------------
 Brighthouse Asset Allocation 80 Portfolio   Seeks growth of capital.
 (Class B)
 Brighthouse/Artisan Mid Cap Value           Seeks long-term capital growth.
 Portfolio (Class B)
 Brighthouse/Dimensional International       Seeks long-term capital appreciation.
 Small Company Portfolio (Class B)
 Brighthouse/Wellington Core Equity          Seeks to provide a growing stream of income
 Opportunities Portfolio (Class B)           over time and, secondarily, long-term capital
                                             appreciation and current income.
 Frontier Mid Cap Growth Portfolio           Seeks maximum capital appreciation.
 (Class B)
 Jennison Growth Portfolio (Class B)         Seeks long-term growth of capital.
 MetLife Aggregate Bond Index Portfolio      Seeks to track the performance of the
 (Class G)*                                  Bloomberg Barclays U.S. Aggregate Bond
                                             Index.
 MetLife Mid Cap Stock Index Portfolio       Seeks to track the performance of the
 (Class G)                                   Standard & Poor's MidCap 400(R) Composite
                                             Stock Price Index.
 MetLife MSCI EAFE(R) Index Portfolio        Seeks to track the performance of the MSCI
 (Class G)                                   EAFE(R) Index.
 MetLife Russell 2000(R) Index Portfolio     Seeks to track the performance of the Russell
 (Class G)                                   2000(R) Index.
 MetLife Stock Index Portfolio (Class B)     Seeks to track the performance of the
                                             Standard & Poor's 500(R) Composite Stock
                                             Price Index.
 MFS(R) Value Portfolio (Class B)            Seeks capital appreciation.
 Neuberger Berman Genesis Portfolio          Seeks high total return, consisting principally
 (Class B)                                   of capital appreciation.
 T. Rowe Price Large Cap Growth Portfolio    Seeks long-term growth of capital.
 (Class B)
 VanEck Global Natural Resources             Seeks long-term capital appreciation with
 Portfolio (Class B)#                        income as a secondary consideration.
 Western Asset Management Strategic Bond     Seeks to maximize total return consistent
 Opportunities Portfolio (Class B)           with preservation of capital.
 Western Asset Management                    Seeks to maximize total return consistent
 U.S. Government Portfolio (Class B)         with preservation of capital and maintenance
                                             of liquidity.



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 Brighthouse Asset Allocation 80 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse/Artisan Mid Cap Value           Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: Artisan Partners Limited
                                             Partnership
 Brighthouse/Dimensional International       Brighthouse Investment Advisers, LLC
 Small Company Portfolio (Class B)           Subadviser: Dimensional Fund Advisors LP
 Brighthouse/Wellington Core Equity          Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Wellington Management
                                             Company LLP
 Frontier Mid Cap Growth Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Frontier Capital Management
                                             Company, LLC
 Jennison Growth Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                             Subadviser: Jennison Associates LLC
 MetLife Aggregate Bond Index Portfolio      Brighthouse Investment Advisers, LLC
 (Class G)*                                  Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Mid Cap Stock Index Portfolio       Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife MSCI EAFE(R) Index Portfolio        Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Russell 2000(R) Index Portfolio     Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Stock Index Portfolio (Class B)     Brighthouse Investment Advisers, LLC
                                             Subadviser: MetLife Investment Advisors,
                                             LLC
 MFS(R) Value Portfolio (Class B)            Brighthouse Investment Advisers, LLC
                                             Subadviser: Massachusetts Financial Services
                                             Company
 Neuberger Berman Genesis Portfolio          Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Neuberger Berman Investment
                                             Advisers LLC
 T. Rowe Price Large Cap Growth Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: T. Rowe Price Associates, Inc.
 VanEck Global Natural Resources             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)#                        Subadviser: Van Eck Associates Corporation
 Western Asset Management Strategic Bond     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Western Asset Management
                                             Company
 Western Asset Management                    Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio (Class B)         Subadviser: Western Asset Management
                                             Company

 * If you elect a GMIB Max rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase -- Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect a GMIB Max rider.



 # This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation Restrictions for Certain Riders.")